Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Summary of Significant Accounting Policies
NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The unaudited financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. These financial statements should be read in conjunction with the Company’s audited financial statements for the year ended December 31, 2022. The accompanying unaudited condensed financial statements include all adjustments that are of a normal recurring nature and necessary for the fair presentation of the results for the interim periods presented. Results for interim periods are not necessarily indicative of results to be expected for the full year.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets, liabilities, equity- based transactions and disclosure of contingent assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one
or more future events. Accordingly, the actual results could differ significantly from estimates included in these financial statements.
Cash
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company has no cash equivalents as of March 31, 2023 and at December 31, 2022.
Property and Equipment
Property and equipment are stated at cost less accumulated depreciation. Maintenance and repair charges are expensed as incurred. The assets are depreciated using the straight-line method using the following useful lives:
Lab equipment—7 years
Leasehold improvements—The lesser of 10 years or the remaining life of the lease
Furniture and fixtures – 7 years
Intangible Assets
Intangible assets consist entirely of patent costs. The Company capitalizes legal costs directly associated with the submission of Company patent applications. Gross patent costs of $70,746 as of March 31, 2023 and December 31, 2022 are amortized on a straight-line basis over the patent term and are stated net of accumulated amortization of $43,172 and $42,044, respectively. No asset impairment was recognized during the three months ended March 31, 2023 and 2022. Amortization expense for the three months ended March 31, 2023 and 2022, was $1,128 and $1,114, respectively. Costs billed to the Company as reimbursement for third parties’ patent submissions are considered as license fees and expensed as incurred.
Offering Costs Associated with a Public Offering
The Company complies with the requirements of FASB ASC
340-10-S99-1
and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering.”
ASC
340-10-S99-1
states that, specific incremental costs directly attributable to a proposed or actual offering of equity securities incurred prior to the effective date of the offering, may be deferred and charged against the gross proceeds of the offering when the offering occurs. The costs of an aborted offering may not be deferred and charged against proceeds of a subsequent offering. In October 2022, the Company aborted an
S-1
IPO Offering and started pursuing an acquisition by a SPAC. In October 2022, the Company wrote off the costs capitalized relating to the
S-1
IPO. As of March 31, 2023 and December 31, 2022, the Company had capitalized deferred offering costs relating to the SPAC acquisition of $1,054,573 and $394,147, respectively.
Impairment of Long-Lived Assets
The Company reviews long-lived assets for impairment whenever events or circumstances indicate that the carrying value of such assets may not be fully recoverable. Impairment is present when the sum of estimated undiscounted future cash flow expected to result from use of the assets is less than carrying value. If impairment is present, the carrying value of the impaired asset is reduced to its fair value. Fair value is determined based on discounted cash flow or appraised values, depending on the nature of the assets. There were no impairment losses recognized for long-lived assets for the three months ended March 31, 2023 and 2022.

Income Taxes
Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of March 31, 2023 and December 31, 2022. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities for tax years ended 2019 to 2022.
Fair Value Measurements and Fair Value of Financial Instruments
Our financial instruments consist primarily of cash, prepaid expenses, accounts payable, accrued expenses and short-term debt. The carrying value of cash, prepaid expenses, accounts payable and accrued expenses approximates fair value because of the short-term maturity of such instruments.
We have categorized our assets and liabilities that are valued at fair value on a recurring basis into a three-level fair value hierarchy in accordance with GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets and liabilities (Level 1) and lowest priority to unobservable inputs (Level 3).
Assets and liabilities recorded in the balance sheet at fair value as of March 31, 2023 and at December 31, 2022 are categorized based on a hierarchy of inputs, as follows:

	Carrying	Fair Value Measurement Using
	Value	Level 1	Level 2	Level 3	Total
Derivative liability at March 31, 2023	$1,152,065	$—	$—	$1,152,065	$1,152,065

Derivative liability at December 31, 2022	$826,980	$—	$—	$826,980	$826,980

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	March 31, 2023	December 31, 2022
Balance, beginning of year	$826,980	$3,846,319
Initial recognition of derivative liability	—	1,321,860
Settled in Series C-2 preferred stock	—	(3,081,912)
Change in fair value of derivative liability	325,085	(1,259,287)

Balance, end of period	$1,152,065	$826,980

Level 1—Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.
Level 2—Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.
Level 3—Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.
The fair value of the embeded derivatives in the convertible notes as of March 31, 2023 and December 31, 2022, was valued using a Monte-Carlo model and were based upon the following management assumptions:

	March 31, 2023	December 31, 2022
Stock price	$0.16	$0.16
Expected term (years)	0.50	0.04
Volatility	73.40%	55.10%
Risk free interest rate	4.40%	4.38%
Probability of Qualified Financing or IPO	50.00%	50.00%
Probability of a Change in Control Event	10.00%	10.00%
The stock price was derived from 409a valuations. The volatility was determined from the historical volatility of comparable public companies over the expected terms. The term was based on the maturity date of the note. The risk-free interest rate was determined from the implied yields from U.S. Treasury zero-coupon
bonds with a remaining term consistent with the expected term of the instrument being valued. The probability of a Qualified Financing or IPO and a Change of Control Event were based on the Company’s assessment of such an event occurring.
Research and Development Costs
The Company is currently conducting research and development activities to operationalize certain patented technology that the Company owns and licenses. The Company expenses costs related to these activities in the period incurred.
Net Loss Per Share
Net loss per share is computed by dividing net loss by the weighted average number of common shares outstanding during the reporting period. Diluted earnings per share is computed like basic earnings per share, except the weighted average number of common shares outstanding are increased to include additional shares from the assumed exercise of share options, if dilutive. The dilutive effect, if any, of convertible instruments or warrants is calculated using the treasury stock method. There are no outstanding dilutive instruments as the outstanding convertible instruments and warrants would be anti-dilutive if converted or exercised, respectively, as of March 31, 2023 and 2022.

The following table summarizes the securities that were excluded from the diluted per share calculation because the effect of including these potential shares was antidilutive due to the Company’s net loss position even though the exercise price could be less than the average market price of the common shares:

	Three Months Ended March 31,
	2023	2022
Series A Preferred Stock (if converted)	19,968,051	19,968,051
Series B Preferred Stock (if converted)	33,801,226	32,917,690
Series C-1 Preferred Stock (if converted)	5,090,693	—
Series C-2 Preferred Stock (if converted)	73,560,390	—
Stock Options	37,370,980	35,440,469
Common Stock Warrants (penny warrants excluded)	1,536,379	1,758,975
Preferred Stock Warrants	3,758,186	1,704,759
Convertible Notes	31,982,684	17,094,017

Total	207,068,589	108,883,961

Stock-Based Compensation
The Company applies the provisions of ASC 718,
Compensation — Stock Compensation
, (“ASC 718”) which requires the measurement and recognition of compensation expense for all stock-based awards made to employees, including employee stock options, in the statements of operations.
For stock options issued to employees and members of the Board of Directors (the “Board) for their services, the Company estimates the grant date fair value of each option using the Black-Scholes option pricing model. The use of the Black-Scholes option pricing model requires management to make assumptions with respect to the expected term of the option, the expected volatility of the common stock consistent with the expected life of the option, risk-free interest rates and expected dividend yields of the common stock. For awards subject to service-based vesting conditions, including those with a graded vesting schedule, the Company recognizes stock-based compensation expense equal to the grant date fair value of stock options on a straight-line basis over the requisite service period, which is generally the vesting term. Forfeitures are recorded as they are incurred as opposed to being estimated at the time of grant and revised.
Pursuant to Accounting Standards Update (“ASU”)
2018-07,
Compensation — Stock Compensation (Topic 718): Improvements to Non-employee Share-Based Payment Accounting
, the Company accounts for stock options issued to
non-employees
for their services in accordance with ASC 718. The Company uses valuation methods and assumptions to value the stock options that are in line with the process for valuing employee stock options noted above.
Leases
The Company adopted ASC Topic 842, Leases, as amended, on January 1, 2020. We elected the package of practical expedients permitted under the transition guidance within the new standard, which among other things, allowed the Company to not separate non-lease
components from lease components and instead to account for each separate lease component and the non-lease
components associated with that lease component as a single lease.
The Company’s leases consist of leaseholds on office space. The Company determines if an arrangement contains a lease at inception as defined by ASC 842. In order to meet the definition of a lease under ASC
842
, the contractual arrangement must convey to us the right to control the use of an identifiable asset for a period of time in exchange for consideration. ROU (Right of Use) assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term.
Recent Accounting Pronouncements
On June 30, 2022, the FASB issued ASU
2022-03,
which (1) clarifies the guidance in ASC 820 on the fair value measurement of an equity security that is subject to a contractual sale restriction and (2) requires specific disclosures related to such an equity security. The amendments in ASU
2022-03
are consistent with the principles of fair value measurement under which an entity is required to consider characteristics of an asset or liability if other market participants would also consider those characteristics when pricing the asset or liability. Specifically, the ASU clarifies that an entity should apply these fair value measurement principles to equity securities that are subject to contractual sale restrictions. The Company does not believe, when adopted, ASU
2022-03
would have a material effect on the Company’s financial statements.

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The accompanying audited financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). References to the “ASC” hereafter refer to the Accounting Standards Codification established by the Financial Accounting Standards Board (“FASB”) as the source of authoritative U.S. GAAP.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets, liabilities, equity- based transactions and disclosure of contingent assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future events. Accordingly, the actual results could differ significantly from estimates included in these financial statements.

Cash
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company has no cash equivalents as of December 31, 2022 and 2021.
Property and Equipment
Property and equipment are stated at cost less accumulated depreciation. Maintenance and repair charges are expensed as incurred. The assets are depreciated using the straight-line method using the following estimated useful lives:
Lab equipment - 7 years
Leasehold improvements - The lesser of 10 years or the remaining life of the lease
Furniture and fixtures – 7 years
Intangible Assets
Intangible assets consist entirely of patent costs. The Company capitalizes legal costs directly associated with the submission of Company patent applications. Gross patent costs of $70,746 as of December 31, 2022 and 2021 are amortized on a straight-line basis over the patent term and are stated net of accumulated amortization of $42,044 and $37,528, respectively. Such assets are periodically evaluated as to the recoverability of their carrying values. No asset impairment was recognized during the years ended December 31, 2022 and 2021. Amortization expense for the years ended December 31, 2022 and 2021, was $4,516 and $4,516, respectively. Costs billed to the Company as reimbursement for third parties’ patent submissions are considered as license fees and expensed as incurred.
Estimated amortization expense for each of the following five years is as follows:

2023	$4,516
2024	4,528
2025	4,516
2026	4,516
2027	4,090
Thereafter	6,536

Total	$28,702

Offering Costs Associated with a Public Offering
The Company complies with the requirements of FASB ASC
340-10-S99-1
and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering.”
ASC
340-10-S99-1
states that, specific incremental costs directly attributable to a proposed or actual offering of equity securities incurred prior to the effective date of the offering, may be deferred and charged against the gross proceeds of the offering when the offering occurs. The costs of an aborted offering may not be deferred and charged against proceeds of a subsequent offering. In October 2022, the Company aborted an
S-1
IPO Offering and started pursuing an acquisition by a SPAC. During 2022, the Company wrote off the costs capitalized as of December 31, 2021 of $166,342 and capitalized costs of $394,147 relating to the SPAC transaction as of December 31, 2022.
Advertising Costs
Advertising costs are expensed as incurred. Advertising expense for the year ended December 31, 2022 and 2021, were $9,247 and $8,015 respectively.

Impairment of Long-Lived Assets
The Company reviews long-lived assets for impairment whenever events or circumstances indicate that the carrying value of such assets may not be fully recoverable. Impairment is present when the sum of estimated undiscounted future cash flow expected to result from use of the assets is less than carrying value. If impairment is present, the carrying value of the impaired asset is reduced to its fair value. Fair value is determined based on discounted cash flow or appraised values, depending on the nature of the assets. There were no impairment losses recognized for long-lived assets for the years ended December 31, 2022 and 2021.
Income Taxes
Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2022 and 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities for tax years ended 2019 to 2022.
Fair Value Measurements and Fair Value of Financial Instruments
Our financial instruments consist primarily of accounts payable, accrued expenses and short- and long-term debt. The carrying value of cash, prepaid expenses, other current assets, accounts payable and accrued expenses approximates fair value because of the short-term maturity of such instruments.
We have categorized our assets and liabilities that are valued at fair value on a recurring basis into a three-level fair value hierarchy in accordance with U.S. GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets and liabilities (Level 1) and lowest priority to unobservable inputs (Level 3).
Assets and liabilities recorded in the balance sheet at fair value as of December 31, 2022 and 2021 are categorized based on a hierarchy of inputs, as follows:

	Carrying	Fair Value Measurement Using
	Value	Level 1	Level 2	Level 3	Total
Derivative liability at December 31, 2022	$826,980	$—	$—	$826,980	$826,980

Derivative liability at December 31, 2021	$3,846,319	$—	$—	$3,846,319	$3,846,319

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	2022	2021
Balance, beginning of year	$3,846,319	$1,045,905
Initial recognition of derivative liability	1,321,860	285,349
Settled in Series C-2 preferred stock	(3,081,912)	—
Change in fair value of derivative liability	(1,259,287)	2,515,065

Balance, end of year	$826,980	$3,846,319

Level 1 - Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.
Level 2 - Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.
Level 3 - Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.
The fair value of the embedded derivatives in the convertible notes as of December 31, 2022 and 2021, was valued using a Monte-Carlo model and were based upon the following management assumptions:

	2022	2021
Stock price	$0.16	$0.13
Expected term (years)	0.04	0.71 - 3.48
Volatility	55.10%	48.90% - 60.50%
Risk free interest rate	4.38%	0.44% - 0.72%
Probability of Qualified Financing or IPO	50.00%	60.00%
Probability of a Change in Control Event	10.00%	10.00%
The stock price was derived from 409a valuations. The volatility was determined from the historical volatility of comparable public companies over the expected term. The term was based on the maturity date of the note. The risk-free interest rate was determined from the implied yields from U.S. Treasury zero-coupon
bonds with a remaining term consistent with the expected term of the instrument being valued. The probability of a Qualified Financing or IPO and a Change of Control Event were based on the Company’s assessment of such an event occurring.
Research and Development Costs
The Company is currently conducting research and development activities to operationalize certain patented technology that the Company owns and licenses. The Company expenses costs related to these activities in the period incurred.
Net Loss Per Share
Net loss per share is computed by dividing net loss by the weighted average number of common shares outstanding during the reporting period. Diluted earnings per share is computed like basic earnings per share, except the weighted average number of common shares outstanding are increased to include additional shares from the assumed exercise of share options, if dilutive. The dilutive effect, if any, of convertible instruments or warrants is calculated using the treasury stock method. There are no outstanding dilutive instruments as the outstanding convertible instruments and warrants would be anti-dilutive if converted or exercised, respectively, as of December 31, 2022 and 2021.

The following table summarizes the securities that were excluded from the diluted per share calculation because the effect of including these potential shares was anti-dilutive due to the Company’s net loss position even though the exercise price could be less than the average market price of the common shares:

	Year Ended December 31,
	2022	2021
Series A Preferred Stock (if converted)	19,968,051	19,968,051
Series B Preferred Stock (if converted)	33,801,226	32,917,690
Series C-1 Preferred Stock (if converted)	5,090,693	—
Series C-2 Preferred Stock (if converted)	73,560,390	—
Stock Options	36,320,980	34,990,469
Common Stock Warrants (penny warrants excluded)	1,418,733	1,758,975
Preferred Stock Warrants	3,758,186	1,704,789
Convertible Notes	26,620,370	—

Total	200,538,629	91,339,974

Stock-Based Compensation
The Company applies the provisions of ASC 718,
Compensation — Stock Compensation
, (“ASC 718”) which requires the measurement and recognition of compensation expense for all stock-based awards made to employees, including employee stock options, in the statements of operations.
For stock options issued to employees and members of the Board of Directors (the “Board) for their services, the Company estimates the grant date fair value of each option using the Black-Scholes option pricing model. The use of the Black-Scholes option pricing model requires management to make assumptions with respect to the expected term of the option, the expected volatility of the common stock consistent with the expected life of the option, risk-free interest rates and expected dividend yields of the common stock. For awards subject to service-based vesting conditions, including those with a graded vesting schedule, the Company recognizes stock-based compensation expense equal to the grant date fair value of stock options on a straight-line basis over the requisite service period, which is generally the vesting term. Forfeitures are recorded as they are incurred as opposed to being estimated at the time of grant and revised.
Pursuant to Accounting Standards Update (“ASU”)
2018-07,
Compensation — Stock Compensation (Topic 718): Improvements to
Non-employee
Share-Based Payment Accounting
, the Company accounts for stock options issued to
non-employees
for their services in accordance with ASC 718. The Company uses valuation methods and assumptions to value the stock options that are in line with the process for valuing employee stock options noted above.
Leases
The Company adopted ASC Topic 842, Leases, as amended, on January 1, 2020. We elected the package of practical expedients permitted under the transition guidance within the new standard, which among other things, allowed the Company to not separate non-lease
components from lease components and instead to account for each separate lease component and the non-lease
components associated with that lease component as a single lease.
The Company’s leases consist of leaseholds on office space. The Company determines if an arrangement contains a lease at inception as defined by ASC 842. In order to meet the definition of a lease under ASC 842, the contractual arrangement must convey to us the right to control the use of an identifiable asset for a period of time in exchange for consideration. ROU (Right of Use) assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term.

Recent Accounting Pronouncements
On June 30, 2022, the FASB issued ASU
2022-03,
which (1) clarifies the guidance in ASC 8202 on the fair value measurement of an equity security that is subject to a contractual sale restriction and (2) requires specific disclosures related to such an equity security. The amendments in ASU
2022-03
are consistent with the principles of fair value measurement under which an entity is required to consider characteristics of an asset or liability if other market participants would also consider those characteristics when pricing the asset or liability. Specifically, the ASU clarifies that an entity should apply these fair value measurement principles to equity securities that are subject to contractual sale restrictions. The Company does not believe, when adopted, ASU
2022-03
would have a material effect on the Company’s financial statements.

Alpha Healthcare Acquisition Corp. III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Summary of Significant Accounting Policies
Note 2 — Significant Accounting Policies
Basis of Presentation and Principles of Consolidation
The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiary and have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form
10-Q
and Article 8 of Regulation
S-X
of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented. All significant intercompany balances and transactions have been eliminated in consolidation.
The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited financial statements and notes thereto for the year ended December 31, 2022 included in the Company’s Form
10-K
as filed with the SEC on March 17, 2023. The interim results for the three months ended March 31, 2023 are not necessarily indicative of the results to be expected for the year ending December 31, 2023 or for any future periods.
Emerging Growth Company Status
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.
Marketable Securities Held in Trust Account
At March 31, 2023 and December 31, 2022, the assets held in the Trust Account were substantially held in a money market fund which is comprised of U.S. Treasury Bills, U.S. Treasury Coupons, and U.S. Treasury Inflation-Protected Securities. Through March 31, 2023, the Company has not withdrawn any dividend and interest income from the Trust Account to pay its tax obligations.
Common Stock Subject to Possible Redemption
The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Class A common stock subject to mandatory redemption (if any) are classified as a liability instrument and are measured at fair value. Conditionally redeemable common stock (including common stock that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, common stock is classified as shareholders’ equity. The Company’s common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, as of March 31, 2023 and December 31, 2022, 15,444,103 shares of Class A common stock subject to possible redemption are classified in temporary equity outside of the shareholders’ equity (deficit) section of the Company’s balance sheet and were immediately accreted to redemption value at the IPO Date.
Derivative Financial Instruments
The Company issues warrants to its investors and accounts for warrant instruments as either equity-classified or liability-classified instruments based on an assessment of the specific terms of the warrants and applicable authoritative guidance in ASC 480 and ASC 815, “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own stock and whether the holders of the warrants could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification.
The Public Warrants (see Note 3) and Private Warrants (see Note 4) were accounted for as equity as these instruments meet all of the requirements for equity classification under ASC 815.
Business Combination Costs
Costs incurred in relation to a potential Business Combination may include legal, accounting, and other expenses. Any such costs are expensed as incurred.
Net Income (Loss) per Common Stock share
The Company complies with accounting and disclosure requirements of ASC Topic 260, “Earnings Per Share.” Net income (loss) per share is computed by dividing net loss by the weighted average number of Common Stock shares outstanding during the period.
The Company’s condensed consolidated statements of operations include a presentation of net income (loss) per share subject to redemption in a manner similar to the two-class
method of income per share. With respect to the accretion of the Class A Shares subject to possible redemption and consistent with ASC
480-10-S99-3A,
the Company deemed the fair value of the Class A Common shares subject to possible redemption to approximate the contractual redemption value and the accretion has no impact on the calculation of net income (loss) per share.
The Company’s Public Warrants (see Note 6) and Private Placement Warrants (see Note 6) could, potentially, be exercised or converted into common shares and then share in the earnings of the Company. However, these warrants were excluded when calculating diluted income (loss) per share because such inclusion would be anti-dilutive for the periods presented. As a result, diluted income (loss) per share is the same as basic income (loss) per share for the period presented.
A reconciliation of net income per share is as follows for the three months ended March 31, 2023:

	Class A subject to possible redemption	Class A	Class B
Allocation of undistributable income	450,040	13,517	112,510

Net income to ordinary shares	$450,040	$13,517	$112,510

Weighted average shares outstanding, basic and diluted	15,444,103	463,882	3,861,026

Basic and diluted net income per share	$0.03	$0.03	$0.03

A reconciliation of net income per share is as follows for the three months ended March 31, 2022:

	Class A subject to possible redemption	Class A	Class B
Allocation of undistributable losses	(412,121)	(12,379)	(103,030)

Net (loss) to Common shares	$(412,121)	$(12,379)	$(103,030)

Weighted average shares outstanding, basic and diluted	15,144,103	463,882	3,861,026

Basic and diluted net loss per share	$(0.03)	$(0.03)	$(0.03)

Fair Value of Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying condensed consolidated balance sheet, primarily due to their short-term nature.
Fair Value Measurements
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.
As of March 31, 2023 and December 31, 2022, the Company held $158,368,990 and $156,693,598, respectively, of Level 1 financial instruments, which are the Company’s marketable securities held in the Trust Account. These assets are measured at fair value on a recurring basis based on quoted market prices for identical securities in the active market.
The Company did not hold any assets or liabilities requiring remeasurement on a recurring or nonrecurring basis as of March 31, 2023 and December 31, 2022.
Income Taxes
The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
ASC 740 prescribes recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties related to any uncertain tax benefits as of March 31, 2023 and December 31, 2022. The Company is not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Concentration of Credit Risk
Financial instruments that potentially subject the Company to a concentration of credit risk consist of a cash account in a financial institution, which at times may exceed the Federal Depository Insurance Corporation coverage limit of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.
Recently Issued Accounting Standards
Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Note 2 — Significant Accounting Policies
Basis of Presentation
The accompanying financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”).
Emerging Growth Company Status
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.
Marketable Securities Held in Trust Account
At December 31, 2022 and 2021, the assets held in the Trust Account were substantially held in a money market fund which is comprised of U.S. Treasury Bills, U.S. Treasury Coupons, and U.S Treasury Inflation-Protected Securities. During the year ended December 31, 2022, the Company did not withdraw any of interest income from the Trust Account to pay its tax obligation.
Common Stock Subject to Possible Redemption
The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” Class A common stock subject to mandatory redemption (if any) are classified as a liability instrument and are measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, common stock is classified as shareholders’ equity. The Company’s common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, as of December
 31, 2022, 15,444,103 shares of Class A common stock subject to possible redemption are classified in temporary equity outside of the shareholders’ equity (deficit) section of the Company’s balance sheet and were immediately accreted to redemption value at the IPO Date.
Derivative Financial Instruments
The Company issues warrants to its investors and accounts for warrant instruments as either equity-classified or liability-classified
instruments based on an assessment of the specific terms of the warrants and applicable authoritative guidance in ASC 480 and ASC 815, “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own stock and whether the holders of the warrants could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification.
The Public Warrants (see Note 3) and Private Warrants (see Note 6) were accounted for as equity as these instruments meet all of the requirements for equity classification under ASC 815.
Over-Allotment Option
The over-allotment option (see Note 7) was deemed to be a freestanding financial instrument indexed to the contingently redeemable shares and was accounted for as a liability pursuant to ASC 480.
The fair value of the overallotment liability at the IPO Date of $158,275 was determined using the Black Scholes option pricing model based on the following assumptions:

Risk-free interest rate	0.05%
Dividend rate	0%
Volatility	5.00%
Expected life (in years)	0.12
On August 3, 2021, the Underwriters partially exercised their overallotment option and purchased 444,103 Public Units (see Note 3). The fair value of the corresponding overallotment liability partially extinguished upon exercise of $28,317 was determined using the Black Scholes option pricing model based on the following assumptions:

Risk-free interest rate	0.05%
Dividend rate	0%
Volatility	5.00%
Expected life (in years)	0.10
Upon the expiration of the unexercised overallotment options on September 9, 2021, the Company recorded a gain on the expiration of the overallotment option of $127,035.
Business Combination Costs
Costs incurred in relation to a potential Business Combination may include legal, accounting, and other expenses. Any such costs are expensed as incurred.

Net Income (Loss) per Common Stock share
The Company complies with accounting and disclosure requirements of ASC Topic 260, “Earnings Per Share.” Net income (loss) per share is computed by dividing net income (loss) by the weighted average number of Common Stock shares outstanding during the period. Weighted average shares for the period from January 21, 2021 (inception) through December 31, 2021 were reduced for the effect of an aggregate of 562,500 Class B Common shares that were subject to forfeiture until the over-allotment option was partially exercised by the underwriters on August 3, 2021 (see Note 5), upon which date the forfeiture provision lapsed for 111,026 Class B Common shares. Subsequent to August 3, 2021, weighted average shares were reduced for the effect of an aggregate of 451,474 Class B Common shares which were ultimately forfeited upon the expiration of the 45-day period
reserved for the exercise of over-allotment option.
The Company’s statements of operations include a presentation of net income (loss) per share subject to redemption in a manner similar to the two-class
method of income per share. With respect to the accretion of the Class A Shares subject to possible redemption and consistent with ASC
480-10-S99-3A,
the Company deemed the fair value of the Class A Common shares subject to possible redemption to approximate the contractual redemption value and the accretion has no impact on the calculation of net income/(loss) per share.
The Company’s Public Warrants (see Note 6) and Private Warrants (see Note 6) could, potentially, be exercised or converted into common shares and then share in the earnings of the Company. However, these warrants were excluded when calculating diluted income (loss) per share because such inclusion would be anti-dilutive for the periods presented. As a result, diluted income (loss) per share is the same as basic income (loss) per share for the period presented.
A reconciliation of net income per share is as follows for the year ended December 31, 2022:

Year ended December 31, 2022	Class A subject to possible redemption	Class A	Class B
Allocation of undistributable income	160,151	4,809	40,037

Net income to ordinary shares	$160,151	$4,809	$40,037

Weighted average shares outstanding, basic and diluted	15,444,103	463,882	3,861,026

Basic and diluted net income per share	$0.01	$0.01	$0.01

A reconciliation of net loss per share is as follows for the period from January 21, (Inception) through December 31, 2021:

For the period from Janaury 21, 2021 (inception) through December 31, 2021	Class A subject to possible redemption	Class A	Class B
Allocation of undistributable losses	(209,176)	(6,286)	(113,920)

Net loss to ordinary shares	$(209,176)	$(6,286)	$(113,920)

Weighted average shares outstanding, basic and diluted	6,973,122	209,549	3,797,628

Basic and diluted net loss per share	$(0.03)	$(0.03)	$(0.03)

Offering Costs
Offering costs consist of underwriting, legal, accounting and other expenses incurred through the IPO that are directly related to the IPO. Offering costs are allocated to the separable financial instruments issued in the IPO based on a relative fair value basis, compared to total proceeds received. Offering costs associated with the Public Shares were charged to shareholders’ equity upon the completion of the IPO. Offering costs amounted to $9,897,599 at
July 29, 2021, which were allocated between the Class A shares subject to possible redemption and the Public Warrants and charged to shareholders’ equity upon the completion of the IPO. Under the guidance in Staff Accounting Bulletin 107 Topic 5.A, Accounting for Expenses or Liabilities Paid by Principal Stockholder(s), the Company included in these offering costs amounts incurred by the Sponsor through the transfer of
Non-Risk
Incentive Private Shares (see Note 4) to Anchor Investors on behalf of the Company in the amount of $1,186,448. The IPO costs as of the IPO Date were allocated $9,664,188 and $233,411 between the Class A shares subject to possible redemption and the Public Warrants (see Note 7), respectively, based on their relative fair values at the issuance date. The Company incurred an additional $92,070 offering costs of upon the partial exercise of the overallotment option on August 3, 2021.
The total issuance costs of $10,145,105 were allocated to the Class A shares subject to possible redemption and the Public Warrants based on their relative fair values with $9,905,857 to the Class A shares subject to possible redemption and $239,247 to the Public Warrants.
Fair Value of Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature.
Fair Value Measurements
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.
As of December 31, 2022 and 2021, the Company held $156,693,598 and $154,449,121, respectively, of Level 1 financial instruments, which are the Company’s marketable securities held in Trust Account. These assets are measured at fair value on a recurring basis based on quoted market prices for identical securities in the active market.
The overallotment liability is measured at fair value using the Black Scholes Option Pricing Model with significant unobservable inputs. The fair value is based on the share price of the underlying shares and a number of assumptions, including expected volatility, expected life, risk-free interest rate and expected dividends. Therefore, the overallotment liability is considered to be a Level 3 financial instrument.
The Company did not hold any liabilities requiring remeasurement on a recurring or non-recurring
basis as of and for the year ended December 31, 2022.

The table below presents the changes in Level 3 liabilities measured at fair value on a recurring basis during the period from January 21, 2021 (inception) through December 31, 2021:

Overallotment liability
Balance at January 21, 2021 (inception)	$—
Issuance of overallotment option	158,275
Partial exercise of overallotment option	(28,316)
Change in fair value of overallotment liability	(2,924)

Expiration of overallotment option	(127,035)

Balance at December 31, 2021	$—

Income Taxes
The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
ASC 740 prescribes recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2022 and 2021. The Company is not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to a concentration of credit risk consist of a cash account in a financial institution, which at times may exceed the Federal Depository Insurance Corporation coverage limit of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.
Recently Issued Accounting Standards
Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.